4. CONVERTIBLE NOTES PAYABLE (Details Narrative)	12 Months Ended
	Mar. 31, 2016 USD ($) shares $ / shares	Mar. 31, 2015 USD ($) shares
Interest and debt expense	$ (573,782)	$ (452,276)
Amortization of deferred financing costs	144,683	118,147
Proceeds from convertible notes payable	0	415,000
Deferred finance costs	27,641	82,324
Unamortized debt discount		372,551
Loss on debt conversion	0	(2,753,989)
Convertible Debt [Member]
Interest and debt expense	52,778	24,625
Amortization of debt discounts	372,550	155,230
Amortization of deferred financing costs	$ 570,011	118,147
Convertible into common stock shares | shares	94,246
Beneficial conversion feature		287,647
November 2014 10% Convertible Notes
Amortization of deferred financing costs	$ 62,308
Debt face amount		$ 527,780
Stated interest rate		10.00%
Debt maturity date	Jun. 01, 2016	Apr. 01, 2016
Proceeds from convertible notes payable		$ 415,000
Deferred finance costs		112,780
Conversion price | $ / shares	$ 5.60
November 2014 10% Convertible Notes | Warrants
Unamortized debt discount		240,133
Amended and Restated Series A 12% Convertible notes
Convertible notes payable balance		0
Notes converted into common stock, value		885,000
Amended and Restated Series A 12% Convertible notes | Weiner Family Trust
Loss on debt conversion		$ (1,791,421)
Restricted stock issued for services, stock issued | shares		1,500
Restricted stock issued for services, value		$ 12,000
Amended and Restated Series A 12% Convertible notes | Estate of Allan Bird
Notes converted into common stock, value		$ 116,970
Stock issued upon conversion of note payable | shares		51,837
Loss on debt conversion		$ (663,209)
Restricted stock issued for services, stock issued | shares		500
Restricted stock issued for services, value		$ 4,500
Amended and Restated Series A 12% Convertible notes | Estate of Allan Bird Conversion
Notes converted into common stock, value		$ 236,250
Stock issued upon conversion of note payable | shares		112,500